TRADE AND OTHER RECEIVABLES - Expected Credit Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER RECEIVABLES
As at beginning	€ 2,415	€ 1,755
Bad debt written-off	(629)
Net additional provision for doubtful debts	649	602
Provision for late interest receivable		58
As at end	€ 2,435	€ 2,415